Share Based Compensation (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total charge for share-based compensation expense	$ 29,000,000	$ 40,000,000	$ 53,000,000
Cash used to settle equity instruments granted under share-based compensation plans	0	2,000,000	2,000,000
Aggregate intrinsic value of vested options/SARs	0
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options		1,000,000	1,000,000
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	0
Performance Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	6,144,000	6,341,695
Weighted-average grant date fair value of share		$ 6.58	$ 7.01
Deferred Compensation Arrangement with Individual, Requisite Service Period	36
Aggregate Intrinsic Value - Outstanding at December 31	4,915,200
Weighted Average Remaining Contractual Term - Outstanding at December 31 (in years)	2 months 12 days
Performance Award [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Relative stock price performance range	175.00%
Performance Award [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Relative stock price performance range	0.00%
Deferred Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options/SARs granted		$ 6.29	$ 7.05
Unrecognized compensation cost	6,000,000
Term of unrecognized compensation cost expected to be recognized (in years)	2 years 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	6,765,057	7,271,021
Deferred Compensation Arrangement with Individual, Requisite Service Period	36 months
Fair value of awards settled for deferred awards		1,000,000	3,000,000
Aggregate Intrinsic Value - Outstanding at December 31	5,412,045
Weighted Average Remaining Contractual Term - Outstanding at December 31 (in years)	10 months 24 days
Other Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	1,000,000
Term of unrecognized compensation cost expected to be recognized (in years)	1 year 3 months 18 days
Fair value of awards settled for deferred awards	0	2,000,000	2,000,000
Aggregate Intrinsic Value - Outstanding at December 31	2,000,000
Weighted Average Remaining Contractual Term - Outstanding at December 31 (in years)	1 year 3 months 18 days
1998 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number for common shares authorized for distribution	23,700,000
2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number for common shares authorized for distribution	4,000,000
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number for common shares authorized for distribution	42,680,000
Ltip Plans And 2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options/SARs granted		$ 3.59	$ 3.97
Total intrinsic value of options/SARs			1,000,000
Unrecognized compensation cost	6,000,000
Term of unrecognized compensation cost expected to be recognized (in years)	2 years 6 months
Fair value of stock options/SARs vested	5,000,000	7,000,000	11,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	4,658,406	7,468,019
Weighted-average grant date fair value of share	$ 0.00
Ltip Plans And 2003 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options/SARs		$ 1,000,000